Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Jun. 09, 2015
Document Creation Date	dei_DocumentCreationDate	Aug. 28, 2015